Submission	May 04, 2026
Submission [Line Items]
Central Index Key	0002100161
Registrant Name	Blackstone Digital Infrastructure Trust Inc.
Registration File Number	333-294977
Form Type	S-11
Submission Type	S-11/A
Fee Exhibit Type	EX-FILING FEES